Even Keel Managed Risk Fund
FUND SUMMARY – EVEN KEEL MANAGED RISK FUND
Investment Objective:

The Even Keel Managed Risk Fund (the “Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 33 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Managed Risk Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Managed Risk Fund		Class A Shares	Class I Shares
Management Fees		0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%
Total Annual Fund Operating Expenses		1.02%	0.77%
Fee Waiver	[3]	0.05%	0.05%
Total Annual Fund Operating Expenses After Waiver		0.97%	0.72%
[1]	Other expenses are contractually limited to 0.20%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees, until March 31, 2015, to ensure that Management Fees will not exceed 0.47% of the Fund's average daily net assets.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Managed Risk Fund (USD $)	1 Year	3 Years
Class A Shares	99	320
Class I Shares	74	241

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is designed to provide investors with risk-managed exposure to large capitalization companies. The Fund will typically invest in equity securities of domestic large capitalization companies, futures contracts on indices consisting of large capitalization companies (such as the S&P 500 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of large capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Fund will enter into both long and short positions with respect to the futures contracts. The Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Fund’s investments. The Fund defines a large capitalization company as one whose market capitalization generally exceeds $10 billion.

The adviser’s allocations among the Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Opportunities Managed Risk Fund
FUND SUMMARY – EVEN KEEL OPPORTUNITIES MANAGED RISK FUND
Investment Objective:

The Even Keel Opportunities Managed Risk Fund (the “Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 33 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Opportunities Managed Risk Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Opportunities Managed Risk Fund		Class A Shares	Class C Shares
Management Fees		0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses		1.07%	0.82%
Fee Waiver	[3]	0.10%	0.10%
Total Annual Fund Operating Expenses After Waiver		0.97%	0.72%
[1]	Other expenses are contractually limited to 0.20%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees, until March 31, 2015, to ensure that Management Fees will not exceed 0.42% of the Fund's average daily net assets.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Opportunities Managed Risk Fund (USD $)	1 Year	3 Years
Class A Shares	99	330
Class C Shares	74	252

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is designed to provide investors with risk-managed exposure to small and medium capitalization companies. The Fund will typically invest in equity securities of domestic small and medium capitalization companies, futures contracts on indices consisting of small and medium capitalization companies (such as the S&P 400 Index and the Russell 2000 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of small and medium capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Fund will enter into both long and short positions with respect to the futures contracts. The Fund defines a small capitalization company as one whose market capitalization is generally less than $2 billion. The Fund defines a medium capitalization company as one whose market capitalization generally falls within the range of $2 billion to $10 billion.

The adviser’s allocations among the Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Fund’s exposure to a given type of security will be adjusted based on market conditions. Exposure to the Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Fund Risk: Mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Traveler Managed Risk Fund
FUND SUMMARY – EVEN KEEL TRAVELER MANAGED RISK FUND
Investment Objective:

The Even Keel Traveler Managed Risk Fund (the “Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus and Pricing of Fund Shares on page 33 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Traveler Managed Risk Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Traveler Managed Risk Fund		Class A Shares	Class I Shares
Management Fees		0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses		1.07%	0.82%
Fee Waiver	[3]	0.10%	0.10%
Total Annual Fund Operating Expenses After Waiver		0.97%	0.72%
[1]	Other expenses are contractually limited to 0.20%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees, until March 31, 2015, to ensure that Management Fees will not exceed 0.42% of the Fund's average daily net assets.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Traveler Managed Risk Fund (USD $)	1 Year	3 Years
Class A Shares	99	330
Class I Shares	74	252

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is designed to provide investors with risk-managed exposure to securities of companies in foreign developed markets. The Fund will typically invest in equity securities of foreign developed market companies, futures contracts on indices consisting of foreign developed market companies (such as the FTSE 100 Index, the Eurostoxx 50 Index and the Nikkei 225 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of foreign developed market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Fund will enter into both long and short positions with respect to the futures contracts. The Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Fund’s investments. The Fund defines a foreign developed market company as one that is listed on the FTSE 100 Index, the Eurostoxx 50 Index or the Nikkei 225 Index.

The adviser’s allocations among the Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Explorer Managed Risk Fund
FUND SUMMARY – EVEN KEEL EXPLORER MANAGED RISK FUND
Investment Objective:

The Even Keel Explorer Managed Risk Fund (the “Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 33 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Explorer Managed Risk Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Explorer Managed Risk Fund		Class A Shares	Class I Shares
Management Fees		0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%
Total Annual Fund Operating Expenses		1.12%	0.87%
[1]	Other expenses are contractually limited to 0.20%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Explorer Managed Risk Fund (USD $)	1 Year	3 Years
Class A Shares	114	356
Class I Shares	89	279

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is designed to provide investors with risk-managed exposure to securities of companies in emerging markets. The Fund will typically invest in equity securities of emerging market companies, futures contracts on indices consisting of emerging market companies (such as the MSCI Emerging Markets Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of emerging market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Fund will enter into both long and short positions with respect to the futures contracts. The Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Fund’s investments. The Fund defines an emerging market company as one that is listed on the MSCI Emerging Markets Index.

The adviser’s allocations among the Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.